Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Schedule of detailed information about property, plant and equipment

							2023
	Dam and buildings	Machinery, equipment, and facilities	Assets and projects under construction	Asset retirement obligations	Mining projects (i)	Other	Total
Balance at the beginning of the year
Cost	1,512,360	2,636,582	521,191	200,665	221,077	44,094	5,135,969
Accumulated depreciation and impairment	(671,028)	(1,870,591)	(65,386)	(125,118)	(92,652)	(15,919)	(2,840,694)
Balance at the beginning of the year	841,332	765,991	455,805	75,547	128,425	28,175	2,295,275
Additions	113	953	309,039	318	-	45	310,468
Disposals and write-offs	-	(212)	(3,834)	-	-	(43)	(4,089)
Depreciation	(90,258)	(121,004)	-	(5,165)	(1,372)	(1,212)	(219,011)
Impairment loss of long-lived assets - note 31	(16,857)	(27,748)	(10,890)	(6,691)	(7,257)	(2,513)	(71,956)
Foreign exchange effects	47,840	43,495	18,088	4,698	1,502	1,455	117,078
Transfers	132,196	186,945	(322,768)	-	462	2,360	(805)
Remeasurement	-	-	-	11,654	-	-	11,654
Balance at the end of the year	914,366	848,420	445,440	80,361	121,760	28,267	2,438,614
Cost	1,710,083	2,896,565	512,925	219,449	215,913	44,601	5,599,536
Accumulated depreciation and impairment	(795,717)	(2,048,145)	(67,485)	(139,088)	(94,153)	(16,334)	(3,160,922)
Balance at the end of the year	914,366	848,420	445,440	80,361	121,760	28,267	2,438,614

Average annual depreciation rates %	4	9	-	UoP	UoP

							2022
	Dam and buildings	Machinery, equipment, and facilities	Assets and projects under construction	Asset retirement obligations	Mining projects (i)	Other	Total
Balance at the beginning of the year
Cost	1,054,413	2,330,748	874,776	202,242	181,528	35,266	4,678,973
Accumulated depreciation and impairment	(615,428)	(1,763,377)	(62,681)	(118,439)	(16,291)	(15,027)	(2,591,243)
Balance at the beginning of the year	438,985	567,371	812,095	83,803	165,237	20,239	2,087,730
Additions	4	706	381,223	22,252	479	56	404,720
Disposals and write-offs	(568)	(369)	(430)	-	-	(82)	(1,449)
Depreciation	(82,293)	(109,009)	-	(5,169)	(2,120)	(1,302)	(199,893)
Impairment (loss) reversal of long-lived assets - note 31	19,802	7,513	(6,168)	-	(39,910)	-	(18,763)
Derecognition of Nexa’s share of Enercan's property, plant and equipment	(19,688)	(8,711)	(634)	-	-	(183)	(29,216)
Foreign exchange effects	18,577	23,855	37,280	3,686	1,215	839	85,452
Transfers	466,513	284,635	(767,561)	-	3,524	8,608	(4,281)
Remeasurement of asset retirement obligations	-	-	-	(29,025)	-	-	(29,025)
Balance at the end of the year	841,332	765,991	455,805	75,547	128,425	28,175	2,295,275
Cost	1,512,360	2,636,582	521,191	200,665	221,077	44,094	5,135,969
Accumulated depreciation and impairment	(671,028)	(1,870,591)	(65,386)	(125,118)	(92,652)	(15,919)	(2,840,694)
Balance at the end of the year	841,332	765,991	455,805	75,547	128,425	28,175	2,295,275

Average annual depreciation rates %	4	8	-	UoP	UoP

(i) Only the amounts of the operating unit Atacocha are being depreciated under the UoP method.